Pruco Life Insurance Company                                  Thomas C. Castano
                                                              Assistant General Counsel
                                                              Law Department

                                                              Pruco Life Insurance Company
                                                              213 Washington Street
                                                              Newark, NJ 07102-2992
                                                              (973) 802-4708 fax: (973) 802-9560

                                                              May 10, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:      Pruco Life Variable Universal Account
                                    (Registration No. 333-112808)

Ladies and Gentlemen:

         Pursuant to  subparagraph  (j) of Rule 497 under the Securities Act of 1933, the  Registrant  hereby  certifies:  (i) that its
Prospectus  that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus  contained in  Pre-Effective
Amendment No. 1; and (ii) that the text of  Pre-Effective  Amendment No. 1 was filed  electronically  on April 13, 2004  (Accession No.
0000851693-04-000026).

                                                     By:      /s/
                                                              Thomas C. Castano
                                                              Assistant General Counsel
                                                              Pruco Life Insurance Company

Via EDGAR